Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature
Summary of expenses by nature

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	322,563	309,250	234,142
Advertising and marketing expenses	380,794	255,534	132,202
Cost of inventories and consumables	163,881	174,991	160,152
Operating lease rental expenses	4,860	15,836	12,822
Amortisation and depreciation	106,405	99,135	61,485
Utilities and office expenses	52,666	76,579	39,085
Travelling and entertainment expenses	17,136	12,818	7,009
Bank charges	4,350	3,213	4,035
Loss on disposal of property, plant and equipment	915	—	20,465
Legal and professional fees	19,273	30,570	14,743
Other expenses	25,207	9,820	5,218
	1,098,050	987,746	691,358